Vessels - Impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Vessels [Line Items]
Carrying amount of vessels	$ 3,610,590	$ 3,813,987
Vessels impairment charge	27,613	65,965	$ 8,922
Amphitrite, Arion, Andromeda, Aegeas, Izumo Princess
Vessels [Line Items]
Carrying amount of vessels	102,550
Fair value of vessels	79,300
Archangel and Alaska
Vessels [Line Items]
Carrying amount of vessels	64,433
Fair value of vessels	61,070
Archangel, Alaska, Izumo Princess, Amphitrite, Arion, Andromeda, Aegeas
Vessels [Line Items]
Vessels impairment charge	$ 26,613
Silia T, Byzantion, Bosporos, Selini and Salamina
Vessels [Line Items]
Vessels impairment charge		$ 65,965
Silia T and Millennium
Vessels [Line Items]
Vessels impairment charge			$ 8,922